Label	Element	Value
SunAmerica Dynamic Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000892538_SupplementTextBlock

SunAmerica Series Trust

SunAmerica Dynamic Strategy Portfolio

(the “Portfolios”)

Supplement dated August 29, 2017, to the Portfolios’ Prospectus dated May 1, 2017, as supplemented and amended to date

Effective immediately:

Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica Dynamic Strategy Portfolio
Strategy [Heading]	rr_StrategyHeading	The second paragraph of the section entitled “Portfolio Summary: SunAmerica Dynamic Strategy Portfolio – Principal Investment Strategies of the Portfolio” is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) is the Adviser to the Portfolio and will determine the allocation between the Fund-of-Funds Component and the Overlay Component. SunAmerica is also responsible for managing the Fund-of-Funds Component’s investment in Underlying Portfolios, so it will determine the target allocation between Underlying Portfolios that invest primarily in equity securities and Underlying Portfolios that invest primarily in fixed income securities. SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica utilizes many factors, including research provided by an independent consultant. SunAmerica reserves the right to change the Portfolio’s asset allocation between the Fund-of-Funds Component and the Overlay Component and the Fund-of-Funds Component’s allocation among the Underlying Portfolios, and to invest in other funds not currently among the Underlying Portfolios, from time to time without notice to investors.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.